Loss per share (Tables)	12 Months Ended
Jun. 30, 2024
Loss per share
Schedule of loss per share

	2024	2023	2022
Loss for the year (£’000)	(113,159)	(28,678)	(115,510)
Basic loss per share (pence)	(68.44)	(17.59)	(70.86)
Diluted loss per share (pence)(1)	(68.44)	(17.59)	(70.86)

Schedule of weighted average number of shares

	2024	2023	2022
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares (1)	56,091	54,537	51,952
Class B ordinary shares (1)	110,937	110,208	112,732
Treasury shares	(1,683)	(1,683)	(1,683)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	165,345	163,062	163,001
Adjustment for calculation of diluted loss per share assumed conversion into Class A ordinary shares(2)	—	—	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share(2)	165,345	163,062	163,001
(1)	The increase in Class A and Class B ordinary shares is a result of the transaction agreement with Trawlers. See Note 6 and Note 22 for further detail.
(2)	For the years ended 30 June 2024, 30 June 2023 and 30 June 2022, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.